Convertible 2015 Notes Payable (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Value	$ 2,510,000	$ 402,000
Adjustment to fair value	(3,124,000)	205,000
Additional Warrants issued for debt amendment	1,645,000	182,000
Modification of Conversion Feature-debt amendment	1,429,000
Warrant amendment-August 24, 2016	(1,719,000)
Issuance of Convertible Unsecured Notes-September 1, 2016	282,000
Ending balance	1,023,000	2,510,000
Warrant Liability [Member]
Debt Instrument [Line Items]
Value	1,297,000	402,000
Adjustment to fair value	(1,223,000)	205,000
Additional Warrants issued for debt amendment	1,645,000	182,000
Modification of Conversion Feature-debt amendment
Warrant amendment-August 24, 2016	(1,719,000)
Issuance of Convertible Unsecured Notes-September 1, 2016
Ending balance		1,297,000
Embedded Note Conversion Feature [Member]
Debt Instrument [Line Items]
Value	1,213,000
Adjustment to fair value	(1,901,000)
Additional Warrants issued for debt amendment
Modification of Conversion Feature-debt amendment	1,429,000
Warrant amendment-August 24, 2016
Issuance of Convertible Unsecured Notes-September 1, 2016	282,000
Ending balance	$ 1,023,000	$ 1,213,000